Note 5 - Right-of-use Assets and Lease Liabilities - Continuity of Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
January 1, 2019	$ 394,654
Less: lease payments	(134,280)
Interest expense	32,305
	292,679	394,654
Less: current portion of lease liabilities	121,948
Long-term portion of lease liabilities – December 31, 2019	$ 170,731